EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 26, 2020	Jun. 28, 2019
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 126	€ 508
Basic weighted average number of ordinary shares in issue (million) (in shares)	455,000,000	472,000,000
Effect of dilutive potential ordinary shares (million) (in shares)	2,000,000	3,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)	457,000,000	475,000,000
Basic earnings per share (in EUR per share)	€ 0.28	€ 1.08
Diluted earnings per share (in EUR per share)	€ 0.28	€ 1.07
Number of shares issued (in shares)	454,163,561	466,671,427
Antidilutive options excluded from diluted earnings per share share (in shares)	0